Investment in joint ventures - Summary of Changes to Investments in Joint Ventures (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Oct. 23, 2025
Disclosure of joint ventures [line items]
Shares issued by the joint venture							2,100,000,000
Beginning balance			R$ 10,545,044		R$ 11,742,442
Interest in (losses) earnings of joint ventures			(10,885,023)		(1,229,980)	R$ 1,695,945
Asset and liability valuation adjustment			386,239		139,892
Capital increase			15,000		12,337
Dividends			(904)		(119,647)
Ending balance		R$ 60,356	R$ 60,356		10,545,044	11,742,442
Raizen S A [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture	[1]	10,352,509,484	10,352,509,484
Investor's shares	[1]	4,557,597,117	4,557,597,117
Ownership percentage (directly and indirectly)	[1]		30.84%
Beginning balance	[1]		R$ 10,495,317		11,693,876
Interest in (losses) earnings of joint ventures	[1]		(10,881,556)		(1,218,804)
Asset and liability valuation adjustment	[1]		386,239		139,892
Capital increase	[1]
Dividends	[1]				(119,647)
Ending balance	[1]				10,495,317	11,693,876
Proportion of voting rights			50.00%
Raizen S A [Member] | Direct
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)	[1]		5.00%
Raizen S A [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)		39.06%	25.84%	[1]
Terminal Alvorada S.A [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture		134,936,162	134,936,162
Investor's shares		67,468,081	67,468,081
Ownership percentage (directly and indirectly)			50.00%
Beginning balance			R$ 41,121		48,566
Interest in (losses) earnings of joint ventures			(7,274)		(7,445)
Asset and liability valuation adjustment
Capital increase			15,000
Dividends
Ending balance		R$ 48,847	R$ 48,847		41,121	48,566
Terminal Alvorada S.A [Member] | Direct
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)			50.00%
Terminal Alvorada S.A [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)
Radar Gestão de Investimentos S.A. [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture		24,800,000	24,800,000
Investor's shares		12,400,000	12,400,000
Ownership percentage (directly and indirectly)			50.00%
Beginning balance			R$ 8,606
Interest in (losses) earnings of joint ventures			3,807		(3,731)
Asset and liability valuation adjustment
Capital increase					12,337
Dividends			(904)
Ending balance		R$ 11,509	R$ 11,509		R$ 8,606
Radar Gestão de Investimentos S.A. [Member] | Direct
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)			50.00%
Radar Gestão de Investimentos S.A. [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)

[1]	The Company's total stake in Raízen S.A. is comprised of a 5.00% direct stake and a 39.06% indirect stake through Cosan . The disclosed percentage of 25.84% refers to the economic benefit, calculated from the result of Cosan S.A.'s stake in its subsidiary Cosan (66.16%), multiplied by the indirect stake of 39.06%. In the Company's consolidated information, direct and indirect stakes are added together, and the impact related to non-controlling shareholders' stake in Cosan is presented in the line item for income attributable to non-controlling shareholders. Despite having a total stake of 39.06%, the Company has 50% of the voting rights.